Events after the reporting date	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Events after the reporting date
33. Events after the reporting date
On 6 January 2026, AB InBev announced it had exercised its right to reacquire the

49.9
%
minority stake in its US-based metal container plants from a consortium of institutional investors led and/or advised by affiliates of Apollo Global Management, Inc. (NYSE: APO). On 30 January 2026, AB InBev announced that it had completed the acquisition of this minority stake for approximately

2.9
billion US dollar.